OTHER PAYABLES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
OTHER PAYABLES
Salaries and welfare payable	¥ 7,081	¥ 4,807
Interest payable	667	612
Payables for constructions	41,724	50,824
Other payables	58,908	25,618
Financial liabilities carried at amortized costs	108,380	81,861
Taxes other than income tax	70,257	66,257
Other payables, total	¥ 178,637	¥ 148,118